Accounts Receivable	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Accounts Receivable
Accounts Receivable
Accounts receivable consist of amounts due from third-party payors, patients, third-party distributors and government agencies. The Company records an allowance for doubtful accounts at the time potential collection risk is identified. The Company estimates its allowance based on historical experience, assessment of specific risk, discussions with individual customers or various assumptions and estimates that are believed to be reasonable under the circumstances. The Company believes the reserve is adequate to mitigate current collection risk.
Accounts receivable from two customers represented approximately 22% and 19% of gross accounts receivable as of December 31, 2015, respectively. As of December 31, 2014 accounts receivable from two customers represented approximately 22% and 12% of gross accounts receivable, respectively.
The components of accounts receivable related to continuing operations are as follows (in thousands):

	As of
	December 31, 2015	December 31, 2014
Trade receivables	$46,668	$40,121
Allowance for doubtful accounts	(4,138)	(4,878)
Total accounts receivable	$42,530	$35,243

Refer to footnote 18 for accounts receivable related to discontinued operations.